Equity (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Shareholding Percentage

Companies with their shareholding percentage are as follows:

	31 December 2021		31 December 2020
	(%)	TL	(%)	TL
Public Share	53.95	1,187,004	53.95	1,187,004
TVF BTIH	26.20	576,400	26.20	576,400
IMTIS Holdings	19.80	435,600	19.80	435,600
Other	0.05	996	0.05	996

Total	100.00	2,200,000	100.00	2,200,000
Inflation adjustment to share capital		(52,352)		(52,352)
Inflation adjusted capital		2,147,648		2,147,648